Subsequent Events (Details) ¥ in Millions, $ in Millions									2 Months Ended
	Mar. 13, 2026 CNY (¥)	Mar. 13, 2026 USD ($)	Feb. 06, 2026 CNY (¥)	Feb. 06, 2026 USD ($)	Feb. 05, 2026 CNY (¥)	Feb. 05, 2026 USD ($)	Jan. 19, 2026 CNY (¥)	Jan. 19, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Mar. 13, 2029	Feb. 04, 2027	Dec. 31, 2026	Sep. 01, 2026
Forecast [Member]
Subsequent Events [Line Items]
Percentage of annual interest rate											4.20%	3.30%	18.00%	3.20%
Subsequent Event [Member] | Third Party [Member]
Subsequent Events [Line Items]
Loan amount							¥ 0.5	$ 0.1
Subsequent Event [Member] | Li Xu [Member]
Subsequent Events [Line Items]
Loan amount									¥ 7.2	$ 1.0
Subsequent Event [Member] | Industrial Bank [Member]
Subsequent Events [Line Items]
Loan amount					¥ 20.0	$ 2.9
Subsequent Event [Member] | Bank of Communications [Member]
Subsequent Events [Line Items]
Loan amount			¥ 4.0	$ 0.6
Subsequent Event [Member] | Bank of Jiujiang [Member]
Subsequent Events [Line Items]
Loan amount	¥ 2.4	$ 0.3